Inventory - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Abstract]
Raw materials	$ 1,408	$ 1,391
Work in progress	231	316
Finished goods	349	568
Total	$ 1,988	$ 2,275